FINANCIAL RISK MANAGEMENT - Summary of Net Exposure to Interest Rate Risk by Scenario (Detail) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Rate increase
Probable scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	R$ (110,883)
Scenario Two [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	(369,189)
Scenario Three [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liability	R$ (627,495)